Exhibit 99.1

Citigroup Commercial Mortgage Trust 2016-C1

Commercial Mortgage Pass-Through Certificates, Series 2016-C1

Report To:

Citigroup Commercial Mortgage Securities Inc.

Citigroup Global Markets Realty Corp.

Citigroup Global Markets Inc.

Cantor Commercial Real Estate Lending, L.P.

Cantor Fitzgerald & Co.

Starwood Mortgage Funding V LLC

FCRE REL, LLC

9 May 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citigroup Commercial Mortgage Securities Inc. Citigroup Global Markets Realty Corp. Citigroup Global Markets Inc. 390 Greenwich Street New York, New York 10013	Cantor Commercial Real Estate Lending, L.P. Cantor Fitzgerald & Co. 110 East 59th Street New York, New York 10022

Starwood Mortgage Funding V LLC 1601 Washington Avenue, Suite 800 Miami, Florida 33139	FCRE REL, LLC 623 Fifth Avenue, 24th Floor New York, New York 10022

Re:	Citigroup Commercial Mortgage Trust 2016-C1

Commercial Mortgage Pass-Through Certificates, Series 2016-C1 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Citigroup Commercial Mortgage Securities Inc. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Mortgage Loan Originators (as defined in Attachment A), on behalf of the Depositor, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,

b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,

c.	Certain calculation methodologies, which are summarized on Exhibit 1 to Attachment A, for the Mortgage Loans (the “Multiple Property Loans”) secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,

d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Mortgage Loan Originators, on behalf of the Depositor, instructed us to compare to information contained on the Source Documents,

e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Mortgage Loan Originators, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,

f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Mortgage Loan Originators, on behalf of the Depositor, instructed us to perform no procedures,

g.	A draft of the preliminary prospectus for the Citigroup Commercial Mortgage Trust 2016-C1 securitization transaction (the “Draft Preliminary Prospectus”) and

h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Prospectus and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Prospectus or any other information provided to us by the Mortgage Loan Originators, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Mortgage Loan Originators, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Mortgage Loans,

iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

9 May 2016

Attachment A Page 1 of 14

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent the beneficial ownership interests in Citigroup Commercial Mortgage Trust 2016-C1 (the “Issuing Entity”) that will be established by the Depositor and

b.	The Issuing Entity’s primary assets will be a pool of 54 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first liens on various types of commercial, multifamily and manufactured housing community properties.

Procedures performed and our associated findings

1.	We obtained from Citigroup Global Markets Realty Corp. (“Citigroup”), Cantor Commercial Real Estate Lending, L.P. (“Cantor”), Starwood Mortgage Funding V LLC (“Starwood”) and FCRE REL, LLC (“Freedom,” together with Citigroup, Cantor and Starwood, the “Mortgage Loan Originators”), respectively, on behalf of the Depositor:

a.	An electronic data file (each, a “Mortgage Loan Originator Data File”) that the respective Mortgage Loan Originator, on behalf of the Depositor, indicated contains information on certain mortgage loans as of the related due date of each mortgage loan in May 2016 or, in the case of any mortgage loan that has its first due date subsequent to May 2016, the date that would have been its due date in May 2016 under the terms of the mortgage loan if a monthly payment were scheduled to be due in that month (collectively, the “Cut-off Date”) and

b.	A record layout and decode table related to each respective Mortgage Loan Originator Data File.

2.	The Mortgage Loan Originators, on behalf of the Depositor, instructed us to combine the information on each respective Mortgage Loan Originator Data File. The resulting data file, as so combined, is hereinafter referred to as the “Combined Data File.” The Mortgage Loan Originators, on behalf of the Depositor, indicated that the mortgage loans on the Combined Data File are the Mortgage Loans.

3.	For each Mortgage Loan on the Combined Data File, we compared each Compared Characteristic on Exhibit 2 to Attachment A, as shown on the Combined Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 2 to Attachment A that were provided by the respective Mortgage Loan Originator, on behalf of the Depositor, subject only to the instructions, assumptions, methodologies and exceptions stated in the notes to Exhibit 2 to Attachment A and the next paragraph in this Item 3.

Attachment A Page 2 of 14

3. (continued)

The Source Document(s) that we were instructed by the Mortgage Loan Originators, on behalf of the Depositor, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to note agreement if the value on the Combined Data File for the Compared Characteristic agreed with the corresponding information on at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

4.	As instructed by the Mortgage Loan Originators, on behalf of the Depositor, we adjusted the information on the Combined Data File to correct all the differences we noted in performing the procedures described in Item 3., and provided a list of such differences to the Mortgage Loan Originators. The Combined Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

5.	Subsequent to the performance of the procedures described in Items 1. through 4. above, we received an electronic data file from Citigroup, on behalf of the Depositor (the “Final Data File,” which together with the Mortgage Loan Originator Data Files comprise the Data Files), that Citigroup, on behalf of the Depositor, indicated contains information on the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.	Final Data File and

b.	Updated Data File,

we compared each Compared Characteristic on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

6.	Using the “First Due Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the “Sponsor” of each Mortgage Loan, as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Sponsor” (the “Related Groups”). We compared the “Related Group” information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 14

8.	Using the:

a.	First Due Date and

b.	Maturity Date

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Term To Maturity (Mos.)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:

a.	First Due Date and

b.	First P&I Due Date

of each Mortgage Loan (except for the Interest Only Loans (as defined in Note 15 of Exhibit 2 to Attachment A), which are described in the succeeding paragraph of this Item 9.), both as shown on the Final Data File, we recalculated the “Original Interest-Only Period (Mos.)” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use the “Original Term To Maturity (Mos.)” for the “Original Interest-Only Period (Mos.)” characteristic.

10.	Using the:

a.	Original Balance ($),

b.	Mortgage Loan Rate (%) and

c.	Monthly Debt Service ($)

of each Mortgage Loan (except for the Interest Only Loans, which are described in the succeeding paragraph of this Item 10.), all as shown on the Final Data File, and assuming each Mortgage Loan has a fixed level monthly payment, we recalculated the “Original Amortization Term (Mos.)” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use “0” for the “Original Amortization Term (Mos.)” characteristic.

Attachment A Page 4 of 14

11.	Using the:

a.	Original Term To Maturity (Mos.),

b.	Original Interest-Only Period (Mos.),

c.	Original Amortization Term (Mos.) and

d.	Seasoning

of each Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity (Mos.),

ii.	Remaining Interest-Only Period (Mos.) and

iii.	Remaining Amortization Term (Mos.)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use “0” for the “Remaining Amortization Term (Mos.)” characteristic.

12.	Using the:

a.	Original Balance ($),

b.	Interest Accrual Method,

c.	Seasoning,

d.	Original Interest-Only Period (Mos.),

e.	First Due Date,

f.	Maturity Date,

g.	Mortgage Loan Rate (%) and

h.	Monthly Debt Service ($)

of each Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies described on Exhibit 1 to Attachment A for the Underlying Properties associated with each Multiple Property Loan, we recalculated:

i.	The principal balance of each Mortgage Loan as of the Cut-off Date (the “Cut-off Date Balance ($)”),

ii.	The principal balance of each Multiple Property Loan and its related Underlying Properties as of the Cut-off Date (the “Allocated Cut-off Date Loan Amount ($)”) and

iii.	The principal balance of each Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Balloon Balance ($)”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

Attachment A Page 5 of 14

13.	For each Pari Passu Mortgage Loan (as defined in Note 14 of Exhibit 2 to Attachment A), Citigroup, Cantor and Starwood, on behalf of the Depositor, instructed us to use the information on the applicable Source Documents to recalculate:

a.	The aggregate principal balance of the related Companion Loan(s) (as defined in Note 14 of Exhibit 2 to Attachment A) as of the Cut-off Date (the “Pari Passu Companion Loan Cut-off Date Balance (Non-trust)”) and

b.	The aggregate principal balance of the related Companion Loan(s) as of the maturity date of the related Whole Loan (as defined in Note 14 of Exhibit 2 to Attachment A) (the “Pari Passu Companion Loan Balloon Balance (Non-trust)”).

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use “<Blank>” for the “Pari Passu Companion Loan Cut-off Date Balance (Non-trust)” and “Pari Passu Companion Loan Balloon Balance (Non-trust)” characteristics.

14.	For each Pari Passu Mortgage Loan, Citigroup, Cantor and Starwood, on behalf of the Depositor, instructed us to recalculate the aggregate annual debt service of the related Companion Loan(s) (the “Pari Passu Companion Loan Annual Debt Service”) as twelve (12) times the “Pari Passu Companion Loan Monthly Debt Service ($),” as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use “<Blank>” for the “Pari Passu Companion Loan Annual Debt Service ($)” characteristic.

15.	Using the:

a.	Mortgage Loan Rate (%) and

b.	Administrative Fee Rate (%)

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Mortgage Interest Rate (%)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 14

16.	Using:

a.	Information on the Final Data File,

b.	The applicable calculation methodologies and assumptions described in the Draft Preliminary Prospectus and

c.	The applicable calculation methodologies provided by the Mortgage Loan Originators, on behalf of the Depositor, that are described in the succeeding paragraphs of this Item 16.,

we recalculated the:

i.	Underwritten NOI DSCR (x),

ii.	Underwritten NCF DSCR (x),

iii.	2013 NCF DSCR,

iv.	2014 NCF DSCR,

v.	2015 NCF DSCR,

vi.	Most Recent NCF DSCR,

vii.	Cut-off Date LTV Ratio (%),

viii.	LTV Ratio at Maturity (%),

ix.	Debt Yield on Underwritten Net Operating Income (%),

x.	Debt Yield on Underwritten Net Cash Flow (%),

xi.	% of Initial Pool Balance,

xii.	Annual Debt Service ($),

xiii.	Net Mortgage Loan Rate (%) and

xiv.	Loan Per Unit ($)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by the Mortgage Loan Originators, on behalf of the Depositor, to round the “Underwritten NOI DSCR (x),” “Underwritten NCF DSCR (x),” “2013 NCF DSCR,” “2014 NCF DSCR,” “2015 NCF DSCR” and “Most Recent NCF DSCR” to two decimal places and the “Cut-off Date LTV Ratio (%),” “LTV Ratio at Maturity (%),” “Debt Yield on

Underwritten Net Operating Income (%)” and “Debt Yield on Underwritten Net Cash Flow (%)” to the nearest 1/10th of one percent.

For the purpose of recalculating the:

a.	Underwritten NOI DSCR (x) and

b.	Underwritten NCF DSCR (x)

characteristics for the Mortgage Loan identified on the Final Data File as “Amsdell Devon 2.0” (the “Amsdell Devon 2.0 Mortgage Loan”), Citigroup, on behalf of the Depositor, instructed us to use an adjusted annual debt service amount, which Citigroup, on behalf of the Depositor, instructed us to recalculate as twelve (12) times the result of the monthly debt service that is calculated using the “PMT” function in Microsoft Excel and the following information for the Amsdell Devon 2.0 Mortgage Loan:

i.	The result of:

(a)	The “Original Balance ($),” as shown on the Final Data File,

Minus

(b)	The “Upfront Other Reserve ($),” as shown on the Final Data File,

ii.	The “Original Amortization Term (Mos),” as shown on the Final Data File and

iii.	The “Mortgage Loan Rate (%),” as shown on the Final Data File.

Attachment A Page 7 of 14

16. (continued)

For the purpose of recalculating the:

a.	Debt Yield on Underwritten Net Operating Income (%) and

b.	Debt Yield on Underwritten Net Cash Flow (%)

characteristics for the Amsdell Devon 2.0 Mortgage Loan, Citigroup, on behalf of the Depositor, instructed us to decrease the “Cut-off Date Balance ($)” used for this recalculation by the amount of the “Upfront Other Reserve ($)” for this Mortgage Loan, as show on the Final Data File.

For the purpose of recalculating the “Cut-off Date LTV Ratio (%)” characteristic for the Mortgage Loans identified on the Final Data File as:

a.	Plumtree Apartments,

b.	Pflugersville SC and

c.	Amsdell Devon 2.0,

Citigroup, on behalf of the Depositor, instructed us to use the “As Stabilized Appraised Value ($),” as shown on the Final Data File.

For the purpose of recalculating the “LTV Ratio at Maturity (%)” characteristic for the Mortgage Loans identified on the Final Data File as:

a.	Plumtree Apartments,

b.	Crossroads Plaza,

c.	Pfulgerville SC and

d.	Amsdell Devon 2.0,

Citigroup and Starwood, on behalf of the Depositor, instructed us to use the “As Stabilized Appraised Value ($),” as shown on the Final Data File.

For each Pari Passu Mortgage Loan, Citigroup, Cantor and Starwood, on behalf of the Depositor, instructed us to use the combined annual debt service for the Mortgage Loan and the related Companion Loan(s), which is twelve (12) times the sum of the:

i.	Monthly Debt Service ($) and

ii.	Pari Passu Companion Loan Monthly Debt Service ($),

both as shown on the Final Data File, to recalculate the:

(a)	Underwritten NOI DSCR (x),

(b)	Underwritten NCF DSCR (x),

(c)	2013 NCF DSCR,

(d)	2014 NCF DSCR,

(e)	2015 NCF DSCR and

(f)	Most Recent NCF DSCR

characteristics.

Attachment A Page 8 of 14

16. (continued)

For each Pari Passu Mortgage Loan, Citigroup, Cantor and Starwood, on behalf of the Depositor, instructed us to use the combined principal balance as of the Cut-off Date for the Mortgage Loan and related Companion Loan(s), which is the sum of:

a.	The “Cut-off Date Balance ($)” of the Mortgage Loan and

b.	The “Pari Passu Companion Loan Cut-off Date Balance (Non-trust)” of the related Companion Loan(s),

both as shown on the Final Data File, to recalculate the:

i.	Cut-off Date LTV Ratio (%),

ii.	Debt Yield on Underwritten Net Operating Income (%),

iii.	Debt Yield on Underwritten Net Cash Flow (%) and

iv.	Loan Per Unit ($)

characteristics.

Additionally, for the purpose of recalculating the:

a.	Cut-off Date LTV Ratio (%),

b.	Debt Yield on Underwritten Net Operating Income (%) and

c.	Debt Yield on Underwritten Net Cash Flow (%)

characteristics for the Mortgage Loan identified on the Final Data File as “Embassy Suites Lake Buena Vista” (the “Embassy Suites Lake Buena Vista Mortgage Loan”), which is a Pari Passu Mortgage Loan, Starwood, on behalf of the Depositor, instructed us to decrease the “Cut-off Date Balance ($)” used for this recalculation by the amount of the “Upfront Other Reserve ($)” for this Mortgage Loan, as shown on the Final Data File.

For each Pari Passu Mortgage Loan, Citigroup, Cantor and Starwood, on behalf of the Depositor, instructed us to use the combined principal balance as of the “Maturity Date” for the Mortgage Loan and related Companion Loan(s), which is the sum of:

a.	The “Balloon Balance ($)” of the Mortgage Loan and

b.	The “Pari Passu Companion Loan Balloon Balance (Non-trust)” of the related Companion Loan(s),

both as shown on the Final Data File, to recalculate the “LTV Ratio at Maturity (%)” characteristic.

Additionally, for the purpose of recalculating the “LTV Ratio at Maturity (%)” characteristic for the Embassy Suites Lake Buena Vista Mortgage Loan, which is a Pari Passu Mortgage Loan, Starwood, on behalf of the Depositor, instructed us to decrease the “Balloon Balance ($)” used for this recalculation by the amount of the “Upfront Other Reserve ($)” for this Mortgage Loan, as shown on the Final Data File.

Attachment A Page 9 of 14

16. (continued)

For the Underlying Properties related to each Multiple Property Loan, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use the aggregate:

a.	Underwritten NOI DSCR (x),

b.	Underwritten NCF DSCR (x),

c.	2013 NCF DSCR,

d.	2014 NCF DSCR,

e.	2015 NCF DSCR,

f.	Most Recent NCF DSCR,

g.	Cut-off Date LTV Ratio (%),

h.	LTV Ratio at Maturity (%),

i.	Debt Yield on Underwritten Net Operating Income (%) and

j.	Debt Yield on Underwritten Net Cash Flow (%)

for the applicable Multiple Property Loan as the value for each of the characteristics listed in a. through j. above for each Underlying Property associated with such Multiple Property Loan.

For the Mortgage Loans identified on the Final Data File with the “Cross Collateralized (Y/N)” characteristic as “Yes” (the “Crossed Loan Group”), we were instructed by Cantor, on behalf of the Depositor, to recalculate the:

a.	Underwritten NOI DSCR (x),

b.	Underwritten NCF DSCR (x),

c.	2013 NCF DSCR,

d.	2014 NCF DSCR,

e.	2015 NCF DSCR,

f.	Most Recent NCF DSCR,

g.	Cut-off Date LTV Ratio (%),

h.	LTV Ratio at Maturity (%),

i.	Debt Yield on Underwritten Net Operating Income (%) and

j.	Debt Yield on Underwritten Net Cash Flow (%)

characteristics on an aggregate basis for those Mortgage Loans in the “Crossed Loan Group.”

Attachment A Page 10 of 14

17.	Using:

a.	Information on the Final Data File,

b.	Information on the Source Documents and/or

c.	Information on the Secondary Financing Documents (as defined in Note 22 of

Exhibit 2 to Attachment A) provided by Citigroup, on behalf of the Depositor,

for the Mortgage Loan identified on the Final Data File as “One Harbor Point Square” (the “Mortgage Loan With Existing Mezzanine Debt”), which has a value greater than $0.00 for the “Mezzanine Debt Original Amount” characteristic on the Final Data File, we recalculated the principal balance as of the Cut-off Date of the mezzanine debt associated with the Mortgage Loan With Existing Mezzanine Debt (the “Mezzanine Debt Cut-off Date Balance”), assuming all scheduled payments of principal and/or interest on the mezzanine debt are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Citigroup, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

For each Mortgage Loan other than the Mortgage Loan With Existing Mezzanine Debt, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use “<blank>” for the “Mezzanine Debt Cut-off Date Balance” characteristic on the Final Data File.

18.	Using the:

a.	Original Balance ($),

b.	Pari Passu Companion Loan Original Balance (Non-trust),

c.	Cut-off Date Balance ($),

d.	Pari Passu Companion Loan Cut-off Date Balance (Non-trust),

e.	Balloon Balance ($),

f.	Pari Passu Companion Loan Balloon Balance (Non-trust),

g.	Mortgage Loan Rate (%),

h.	Monthly Debt Service ($) and

i.	Pari Passu Companion Loan Monthly Debt Service ($)

of each Pari Passu Mortgage Loan, as applicable, all as shown on the Final Data File, and the respective interest rate of the Companion Loan(s) associated with each Pari Passu Mortgage Loan, as shown on the applicable loan agreement and/or loan modification agreement Source Document, we recalculated the:

i.	Whole Loan Original Balance,

ii.	Whole Loan Cut-off Date Balance,

iii.	Whole Loan Balloon Balance,

iv.	Whole Loan Interest Rate and

v.	Whole Loan Annual Payment

of each Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Mortgage Loan which is not a Pari Passu Mortgage Loan, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use “<blank>” as the value on the Final Data File for each of the characteristics listed in i. through v. above.

Attachment A Page 11 of 14

19.	Using the:

a.	Whole Loan Cut-off Date Balance,

b.	Whole Loan Annual Payment,

c.	Underwritten Net Cash Flow ($) and

d.	Appraised Value ($)

of each Pari Passu Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Whole Loan DSCR and

ii.	Whole Loan LTV

of each Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by the Mortgage Loan Originators, on behalf of the Depositor, to round the “Whole Loan DSCR” to two decimal places and the “Whole Loan LTV” to the nearest 1/10th of one percent.

For each Mortgage Loan which is not a Pari Passu Mortgage Loan, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use “<blank>” for the “Whole Loan DSCR” and “Whole Loan LTV” characteristics on the Final Data File.

20.	Using the:

a.	Whole Loan Original Balance,

b.	Mezzanine Debt Original Amount,

c.	Whole Loan Cut-off Date Balance,

d.	Mezzanine Debt Cut-off Date Balance,

e.	Whole Loan Interest Rate,

f.	Mezzanine Debt Interest Rate,

g.	Whole Loan Annual Payment and

h.	Mezzanine Debt Annual Payment

of the Mortgage Loan With Existing Mezzanine Debt (which is also a Pari Passu Mortgage Loan), as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Loan Original Balance,

ii.	Total Loan Cut-off Date Balance,

iii.	Total Loan Interest Rate and

iv.	Total Loan Annual Payment

of the Mortgage Loan With Existing Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Mortgage Loan other than the Mortgage Loan With Existing Mezzanine Debt, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use “<blank>” as the value on the Final Data File for each of the characteristics listed in i. through iv. above.

Attachment A Page 12 of 14

21.	Using the:

a.	Total Loan Cut-off Date Balance,

b.	Total Loan Annual Payment,

c.	Underwritten Net Cash Flow ($) and

d.	Appraised Value ($)

of the Mortgage Loan With Existing Mezzanine Debt, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Loan DSCR and

ii.	Total Loan LTV

of the Mortgage Loan With Existing Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by Citigroup, on behalf of the Depositor, to round the “Total Loan DSCR” to two decimal places and the “Total Loan LTV” to the nearest 1/10th of one percent.

For each Mortgage Loan other than the Mortgage Loan With Existing Mezzanine Debt, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use “<blank>” for the “Total Loan DSCR” and “Total Loan LTV” characteristics on the Final Data File.

22.	For each Mortgage Loan identified on the Final Data File with the “Loan Purpose” characteristic as “Refinance” (the “Refinance Loans”) or “Recapitalization” (the “Recapitalization Loans”), except for the Refinance Loans identified on the Final Data File as:

a.	Marriott Savannah Riverfront,

b.	DoubleTree – Cocoa Beach,

c.	46 Geary Street,

d.	Brookfield Office,

e.	Country Oaks Retail Center,

f.	Ambassador House Apartments,

g.	Oakwood Plaza Retail,

h.	Shifrin Verizon & Aspen Oxford,

i.	Food Lion Zebulon and

j.	Creekside Apartments (together, the “Refinance Loans With Principal’s New Cash Contribution”),

the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use “$0.00” for the “Principal’s New Cash Contribution” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 13 of 14

23.	For each Refinance Loan and Recapitalization Loan, except for the Refinance Loans With Principal’s New Cash Contribution, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to recalculate the total sources of funding for the borrower (the “Total Sources”) as the sum of the:

a.	Loan Amount (sources),

b.	Subordinate Debt,

c.	Other Sources and

d.	Principal’s New Cash Contribution,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

24.	For each Refinance Loan and Recapitalization Loan, except for the Refinance Loans With Principal’s New Cash Contribution, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to recalculate the “Principal Equity Distribution” as the difference between the:

a.	Total Sources and

b.	Sum of the:

i.	Loan Payoff,

ii.	Purchase Price,

iii.	Closing Costs,

iv.	Reserves and

v.	Other Uses,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

25.	For:

a.	The Mortgage Loans identified on the Final Data File with the “Loan Purpose” characteristic as “Acquisition” (the “Acquisition Loans”) and

b.	The Refinance Loans With Principal’s New Cash Contribution,

the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use “$0.00” for the “Principal Equity Distribution” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 14 of 14

26.	For each Mortgage Loan, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to recalculate the total uses of the loan proceeds (the “Total Uses”) as the sum of the:

a.	Loan Payoff,

b.	Purchase Price,

c.	Closing Costs,

d.	Reserves,

e.	Other Uses and

f.	Principal Equity Distribution,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

27.	For each Acquisition Loan and Refinance Loan With Principal’s New Cash Contribution, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to recalculate the “Principal’s New Cash Contribution” as the difference between the:

a.	Total Uses and

b.	Sum of the:

i.	Loan Amount (sources),

ii.	Subordinate Debt and

iii.	Other Sources,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

28.	For each Acquisition Loan and Refinance Loan With Principal’s New Cash Contribution, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to recalculate the “Total Sources” as the sum of the:

a.	Loan Amount (sources),

b.	Subordinate Debt,

c.	Other Sources and

d.	Principal’s New Cash Contribution,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Originators

• Storage Depot Portfolio • Bushwick Retail Portfolio • Elite Stor Portfolio • My Space Storage Portfolio	Original Balance ($)	The “Original Balance ($)” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated on the applicable loan agreement Source Document
• Rite Aid – ACV Portfolio
• Eldridge SS Portfolio	Allocated Cut-off Date Loan Amount ($)

The “Allocated Cut-off Date Loan Amount ($)” of the Multiple Property Loan is allocated pro-rata to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated on the applicable loan agreement Source Document

• Omni & Centre Square • Avalon MHP Portfolio	Original Balance ($) and Allocated Cut-off Date Loan Amount ($)	The “Original Balance ($)” and “Allocated Cut-off Date Loan Amount ($)”of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Appraised Value ($)” for each respective Underlying Property that is stated on the applicable appraisal report Source Document

• OZRE Leased Fee Portfolio	Original Balance ($)	The “Original Balance ($) of the Multiple Property Loan is allocated pro-rata to the respective Underlying Properties using the Underlying Property original principal balance allocations for the respective Whole Loan (as defined in Note 14 of Exhibit 2 to Attachment A) that are either (i) stated on the loan agreement Source Document, or (ii) for the Underlying Properties described in Note 1 below, that are provided by Cantor, on behalf of the Depositor, in the table in Note 1 below

	Allocated Cut-off Date Loan Amount ($)	The “Allocated Cut-off Date Loan Amount ($)” of the Multiple Property Loan is allocated pro-rata to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are described above

Exhibit 1 to Attachment A

Notes:

1.	For the Mortgage Loan identified on the Combined Data File as “OZRE Leased Fee Portfolio” (the “OZRE Leased Fee Portfolio Mortgage Loan”), which is a Pari Passu Mortgage Loan (as defined in Note 14 of Exhibit 2 to Attachment A) and a Multiple Property Loan, the loan agreement Source Document did not provide original balance allocations for the respective Whole Loan for all of the Underlying Properties. For the Underlying Properties that secure the related Whole Loan for which the loan agreement Source Document did not provide original balance allocations, Cantor, on behalf of the Depositor, provided the whole loan original balance allocations that are shown in the table below:

Underlying Property	Allocated Whole Loan Original Balance
4870 Sadler Road	$5,350,000
920 Harvest Drive	$3,000,000
4880 Sadler Road	$3,000,000
910 Harvest Drive	$2,250,000
2221 Dabney Road	$1,650,000
815 East Gate Drive	$1,600,000
2251 Dabney Road	$1,400,000
2212 Tomlynn Street	$1,400,000
2130 Tomlynn Street	$1,050,000
817 East Gate Drive	$375,000

2.	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Mortgage Loan Originators” columns are defined in Item 12. of Attachment A and Exhibit 2 to Attachment A of this report.

Exhibit 2 to Attachment A

 Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
City (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
State (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
General Property Type (see Note 2)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Detailed Property Type (see Note 2)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Unit Description	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Units, Pads, Rooms, Sq Ft, Beds (see Notes 3 and 4)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Year Built (see Note 4)	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated (see Note 4)	Appraisal Report, Engineering Report, Phase I Environmental Report or Historical Capex Summary
Occupancy (%) (see Notes 3 and 4)	Underwritten Rent Roll, Borrower Rent Roll, Underwriter’s Summary Report, Lease Agreement or Tenant Estoppel
Occupancy Date (see Note 2)	Underwritten Rent Roll, Borrower Rent Roll, Underwriter’s Summary Report, Lease Agreement or Tenant Estoppel
Rent Steps Date	Underwritten Rent Roll
Subsidized Housing Programs	Appraisal Report
Student / Military / Other Concentration? (Y/N)	Appraisal Report

Exhibit 2 to Attachment A

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Note 5)	Appraisal Report
Appraisal Date (see Note 5)	Appraisal Report
As Stabilized Appraised Value ($)	Appraisal Report
As Stabilized Appraisal Date	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Appraiser Designation	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Environmental Phase II (see Note 6)	Phase II Environmental Report
Environmental Phase II Report Date (see Note 6)	Phase II Environmental Report
Environmental Insurance Required (Y/N) (see Note 7)	Environmental Insurance Certificate
Seismic Report Date (see Note 8)	Seismic Report
PML or SEL (%) (see Note 8)	Seismic Report
Earthquake Insurance Required (see Note 9)	Seismic Report
Blanket Insurance Policy (Yes/No)	Property Insurance Certificate or Insurance Review Document
Single Tenant (Y/N) (see Note 4)	Underwritten Rent Roll, Borrower Rent Roll, Appraisal Report, Lease Agreement or Tenant Estoppel

Major Tenant Information: (see Notes 3, 4, 10 and 11)

Characteristic	Source Document(s)

Largest Tenant (see Note 2)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Lease Expiration	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Second Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Second Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Second Largest Tenant Lease Expiration	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Third Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A

Major Tenant Information: (continued)

Characteristic	Source Document(s)

Third Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Third Largest Tenant Lease Expiration	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fourth Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fourth Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fourth Largest Tenant Lease Expiration	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant Lease Expiration	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel

Underwriting Information: (see Note 12)

Characteristic	Source Document

2013 NOI Date	Underwriter’s Summary Report
2013 EGI ($)	Underwriter’s Summary Report
2013 Expenses ($)	Underwriter’s Summary Report
2013 NOI ($)	Underwriter’s Summary Report
2013 NCF	Underwriter’s Summary Report
2014 NOI Date	Underwriter’s Summary Report
2014 EGI ($)	Underwriter’s Summary Report
2014 Expenses ($)	Underwriter’s Summary Report
2014 NOI ($)	Underwriter’s Summary Report
2014 NCF	Underwriter’s Summary Report
2015 EGI Date	Underwriter’s Summary Report
2015 EGI ($)	Underwriter’s Summary Report
2015 Expenses ($)	Underwriter’s Summary Report
2015 NOI ($)	Underwriter’s Summary Report
2015 NCF	Underwriter’s Summary Report
Most Recent NOI Date (if past 2015)	Underwriter’s Summary Report
Most Recent # of months	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent EGI (if past 2015) ($)	Underwriter’s Summary Report
Most Recent Expenses (if past 2015) ($)	Underwriter’s Summary Report
Most Recent NOI (if past 2015) ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

Most Recent NCF (if past 2015) ($)	Underwriter’s Summary Report
Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten Other Reserve	Underwriter’s Summary Report
Underwritten TI / LC ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report
ADR ($) (see Note 13)	Underwriter’s Summary Report
RevPAR ($) (see Note 13)	Underwriter’s Summary Report

Mortgage Loan Reserve and Escrow Information:

Characteristic	Source Document(s)

Ongoing Replacement Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Ongoing TI/LC Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Replacement Reserve Caps ($)	Loan Agreement or Loan Modification Agreement
TI/LC Caps ($)	Loan Agreement or Loan Modification Agreement
Ongoing Environmental Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Ongoing Deferred Maintenance Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Ongoing Debt Service Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Ongoing RE Tax Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Ongoing Insurance Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Ongoing Other Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Other Reserve Description	Loan Agreement, Closing Statement or Loan Modification Agreement
Upfront TI/LC Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Replacement Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Deferred Maintenance Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Upfront Environmental Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront RE Tax Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Insurance Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Other Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Debt Service Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Name	Promissory Note, Loan Agreement or Loan Modification Agreement
Delaware Statutory Trust?	Promissory Note, Loan Agreement or Loan Modification Agreement
Sponsor	Loan Agreement or Guaranty Agreement
Originator	Promissory Note, Loan Agreement or Loan Modification Agreement
Originator Entity Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Balance ($) (see Note 14)

For all Mortgage Loans:

•    Promissory Note, Loan Agreement, Loan Modification Agreement or Client Provided Schedule

For Underlying Properties associated with Multiple Property Loans:

•    Multiple Property Loan calculation methodologies described on Exhibit 1 to Attachment A

Pari Passu Companion Loan Original Balance (Non-trust) (see Note 14)	Loan Agreement, Loan Modification Agreement or Client Provided Schedule
Number of Properties	Loan Agreement, Loan Modification Agreement or Appraisal Report
Mortgage Loan Rate (%)	Loan Agreement or Loan Modification Agreement
Monthly Debt Service ($) (see Notes 14 and 15)	Loan Agreement or Loan Modification Agreement
Pari Passu Companion Loan Monthly Debt Service ($) (see Note 14)	Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Amortization Type (see Note 2)	Loan Agreement or Loan Modification Agreement
Interest Accrual Method	Loan Agreement or Loan Modification Agreement
ARD (Yes / No) (see Note 2)	Loan Agreement or Loan Modification Agreement
Maturity Date	Loan Agreement or Loan Modification Agreement
Final Maturity Date (see Note 2)	Loan Agreement or Loan Modification Agreement
Due Date	Loan Agreement or Loan Modification Agreement
Grace Period-Late Fee	Loan Agreement, Loan Modification Agreement or Promissory Note
Grace Period-Default	Loan Agreement, Loan Modification Agreement or Promissory Note
Due On Sale	Loan Agreement or Loan Modification Agreement
Due on Encumbrance	Loan Agreement or Loan Modification Agreement
Mortgage Assumable?	Loan Agreement or Loan Modification Agreement
Assumption Fee	Loan Agreement or Loan Modification Agreement
Origination Date	Loan Agreement, Loan Modification Agreement or Closing Statement
Carve-out Guarantor	Guaranty Agreement
Recourse	Loan Agreement, Loan Modification Agreement or Guaranty Agreement
Terrorism Insurance Required	Loan Agreement or Loan Modification Agreement
First Due Date (see Note 16)	Loan Agreement or Loan Modification Agreement
Last IO Due Date	Loan Agreement or Loan Modification Agreement
First P&I Due Date	Loan Agreement or Loan Modification Agreement
Lockbox (see Note 17)	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
Cash Management (see Note 17)	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
Cash Management Triggers	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
DSCR at Trigger Level	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
Prepayment Provision (see Note 18)	Loan Agreement or Loan Modification Agreement
Lockout Period (see Note 18)	Loan Agreement or Loan Modification Agreement
Lockout Expiration Date (see Notes 18 and 19)	Loan Agreement or Loan Modification Agreement

Prepayment / Defeasance Begin Date (see Notes 18 and 20)	Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance End Date (see Note 19)	Loan Agreement or Loan Modification Agreement

Day of Month Prepayment Permitted	Loan Agreement or Loan Modification Agreement
Open Period Begin Date (see Note 20)	Loan Agreement or Loan Modification Agreement
Open Period (Payments)	Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Prepayment Type	Loan Agreement or Loan Modification Agreement
Yield Maintenance Index	Loan Agreement or Loan Modification Agreement
Yield Maintenance Discount	Loan Agreement or Loan Modification Agreement
Yield Maintenance Margin	Loan Agreement or Loan Modification Agreement
Yield Maintenance Calculation Method	Loan Agreement or Loan Modification Agreement
Release Provisions (Y/N)	Loan Agreement or Loan Modification Agreement
Single Purpose Borrower (Y/N)	Loan Agreement or Loan Modification Agreement
Condominium Present?	Loan Agreement or Loan Modification Agreement
Tenant In Common (Yes/No)?	Loan Agreement, Loan Modification Agreement or Recorded Memorandum of Agreement Among Co-Owners
Ownership Interest	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Overlapping Fee Interest?	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Ground Lease Y/N	Ground Lease, Ground Lease Estoppel, Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment,
Ground Lease Expiration Date	Ground Lease or Ground Lease Estoppel
Annual Ground Lease Payment ($) (see Note 21)	Ground Lease or Ground Lease Estoppel
Ground Lease Extension (Y/N)	Ground Lease or Ground Lease Estoppel
# of Ground Lease Extension Options	Ground Lease or Ground Lease Estoppel
Ground Lease Expiration Date after all Extensions	Ground Lease or Ground Lease Estoppel

Cross Collateralized (Y/N)	Loan Agreement, Loan Modification Agreement or Cross Collateralization Agreement
Crossed Group	Loan Agreement, Loan Modification Agreement or Cross Collateralization Agreement
Letter of Credit?	Letter of Credit, Loan Agreement or Loan Modification Agreement

Letter of Credit Balance	Letter of Credit, Loan Agreement or Loan Modification Agreement

Letter of Credit Description	Letter of Credit, Loan Agreement or Loan Modification Agreement

B Note Original Amount (see Note 22)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Name of Mezzanine Lender (see Note 22)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Mezzanine Debt Original Amount (see Note 22)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Mezzanine Debt Interest Rate (see Note 22)	Secondary Financing Documents
Mezzanine Debt Maturity Date (see Note 22)	Secondary Financing Documents
Mezzanine Debt Annual Payment (see Note 22)	Secondary Financing Documents
Other Subordinate Debt Balance (see Note 22)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Other Subordinate Debt Type (see Note 22)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Future Debt Allowed?	Loan Agreement or Loan Modification Agreement
Loan Purpose	Closing Statement or Asset Summary Report
Property Manager	Management Agreement, Operating Agreement, Loan Agreement or Loan Modification Agreement
Hotel Franchise Flag	Franchise Agreement, Franchise Agreement Amendment, Operating Agreement or Loan Agreement
Franchise Agreement Expiration	Franchise Agreement, Franchise Agreement Amendment, Operating Agreement or Loan Agreement
Prior Securtizations (see Note 23)	Bloomberg Screenshot or Trepp Screenshot

Sources Information:

Characteristic	Source Document(s)

Loan Amount (sources)	Closing Statement or Loan Agreement
Subordinate Debt	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Other Sources	Closing Statement

Uses Information:

Characteristic	Source Document(s)

Loan Payoff (see Note 24)	Closing Statement
Purchase Price	Closing Statement, Purchase and Sale Agreement or Purchase Price Schedule
Closing Costs	Closing Statement
Reserves	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Uses	Closing Statement

Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the:

a.	Address,

b.	City and

c.	State

characteristics for each mortgaged property on the Combined Data File, we were instructed by the Mortgage Loan Originators, on behalf of the Depositor, to ignore differences that are caused by standard postal abbreviations.

2.	For each Mortgage Loan (or, if applicable, each specific Underlying Property that secures a Mortgage Loan) listed in Table A1, Starwood, Cantor and Citigroup, on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even though the information in the “Provided Value” column did not agree with the information in the “Source Document Value” column that was shown on the applicable Source Document(s).

Table A1:
Mortgage Loan Originator	Mortgage Loan	Underlying Property	Characteristic	Source Document Value	Provided Value

Starwood	DeSoto Town Center	NAP	General Property Type	Mixed Use	Multifamily
			Detailed Property Type	Multifamily/Retail	Garden

Cantor	OZRE Leased Fee Portfolio	All	Occupancy Date	<blank>	1/5/2016
	OZRE Leased Fee Portfolio	NAP	Amortization Type ARD (Yes / No)	Interest Only – ARD Yes	Interest Only(1) No(1)
			Final Maturity Date	2/6/2031	2/6/2026(1)

Citigroup	247 Bedford Avenue	NAP	Largest Tenant	Apple Inc. (Aa1 / AA+)	Investment Grade Tenant - Aa1/AA+ (Moody’s/S&P)

(1)	Cantor, on behalf of the Depositor, provided a draft loan modification agreement Source Document with the values shown in the “Provided Value” column in Table A1 and instructed us to treat the draft loan modification agreement Source Document for this Mortgage Loan as fully executed

We performed no procedures to determine the accuracy, completeness or reasonableness of the information in Table A1 that was provided by Starwood, Cantor and Citigroup, on behalf of the Depositor.

3.	For the purpose of comparing the “Units, Pads, Rooms, Sq Ft, Beds,” “Occupancy (%)” and “Major Tenant Information” characteristics for each mortgaged property on the Combined Data File, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to include the improvements associated with ground lease tenants, all as shown on the applicable Source Documents.

Exhibit 2 to Attachment A

Notes: (continued)

4.	For the purpose of comparing the:

a.	Units, Pads, Rooms, Sq Ft, Beds,

b.	Year Built,

c.	Year Renovated,

d.	Occupancy (%),

e.	Single Tenant (Y/N) and

f.	Major Tenant Information,

characteristics for each mortgaged property on the Combined Data File with the “Detailed Property Type” characteristic as “Leased Fee, ” Cantor, on behalf of the Depositor, instructed us to use the information related to the improvements associated with the ground lease tenants, all as shown on the applicable Source Documents.

5.	For the OZRE Leased Fee Portfolio Mortgage Loan, which is a Multiple Property Loan, the appraisal report Source Documents contain:

a.	Appraised values for the 58 Underlying Properties, which total $236,425,000 in the aggregate, comprised of:

i.	Individual appraised values for 48 of the 58 Underlying Properties, which total $209,075,000 in the aggregate, and

ii.	Five appraised values for 10 of the 58 Underlying Properties (each such appraised value represents the combined appraised value for two Underlying Properties, as described in Table A2), which total $27,350,000 in the aggregate, and

b.	A portfolio appraised value for the combined portfolio of $250,400,000.

Table A2
Underlying Property	Source Document Value(1)	Underlying Property	Provided Value

4870 Sadler Road and 4880 Sadler Road	$9,725,000	4870 Sadler Road	$6,218,099
		4880 Sadler Road	$3,506,901

920 Harvest Drive and 910 Harvest Drive	$7,570,000	920 Harvest Drive	$4,210,000
		910 Harvest Drive	$3,360,000

2221 Dabney Road and 2251 Dabney Road	$4,075,000	2221 Dabney Road	$2,190,221
		2251 Dabney Road	$1,884,779

815 East Gate Drive and 817 East Gate Drive	$2,880,000	815 East Gate Drive	$2,364,963
		817 East Gate Drive	$515,037

2212 Tomlynn Street and 2130 Tomlynn Street	$3,100,000	2212 Tomlynn Street	$1,763,612
		2130 Tomlynn Street	$1,336,388

(1)	The “Source Document Value” refers to the combined appraised value for multiple Underlying Properties, as shown on the applicable appraisal report Source Document

Exhibit 2 to Attachment A

Notes: (continued)

5. (continued)

For the purpose of comparing the “Appraised Value ($)” characteristic for the OZRE Leased Fee Portfolio Mortgage Loan, Cantor, on behalf of the Depositor, instructed us to use the portfolio appraised value of $250,400,000 for the combined portfolio that is shown on the appraisal report Source Document for the combined portfolio. For the purpose of comparing the “Appraised Value ($)” characteristic for each Underlying Property that secures the OZRE Leased Fee Portfolio Mortgage Loan, Cantor, on behalf of the Depositor, instructed us to (i) use the individual appraised value for each Underlying Property described in a. i. above, as shown on the applicable appraisal report Source Document and (ii) use the appraised value information provided by Cantor, on behalf of the Depositor, that is shown in the “Provided Value” column of Table A2 for each Underlying Property described in a. ii. above (even though the sum of the Underlying Property appraised values described in (i) and (ii) above does not equal the $250,400,000 “Appraised Value ($)” that is shown on the Combined Data File for the OZRE Leased Fee Portfolio Mortgage Loan).

For the Mortgage Loan identified on the Combined Data File as “Marriott Savannah Riverfront” (the “Marriott Savannah Riverfront Mortgage Loan”), the appraisal report Source Document contains:

a.	An “As Is” appraised value of $102,300,000 as of 28 March 2016 and

b.	A “Hypothetical - As Is Assuming Completed PIP” appraised value of $110,600,000 as of 28 March 2016.

For the Marriott Savannah Riverfront Mortgage Loan, Cantor, on behalf of the Depositor, instructed us to use:

i.	“$110,600,000” for the “Appraised Value ($)” characteristic and

ii.	“3/28/2016” for the “Appraisal Date” characteristic.

6.	The Mortgage Loan Originators, on behalf of the Depositor, instructed us to perform procedures on the ”Environmental Phase II” and “Environmental Phase II Report Date” characteristics only for Mortgage Loans and/or mortgaged properties (if any) that contained a phase II environmental report Source Document in the related loan file.

7.	The Mortgage Loan Originators, on behalf of the Depositor, instructed us to perform procedures on the “Environmental Insurance Required (Y/N)” characteristic only for Mortgage Loans and/or mortgaged properties (if any) that contained an environmental insurance certificate Source Document in the related loan file. We performed no procedures to determine if any Mortgage Loan and/or mortgaged property on the Combined Data File that did not contain an environmental insurance certificate Source Document in the related loan file was required by the applicable Mortgage Loan Originator to obtain environmental insurance for the related mortgaged property.

Exhibit 2 to Attachment A

Notes: (continued)

8.	The Mortgage Loan Originators, on behalf of the Depositor, instructed us to perform procedures on the “Seismic Report Date” and “PML or SEL (%)” characteristics only for Mortgage Loans and/or mortgaged properties that contained a seismic report Source Document in the related loan file. For each Mortgage Loan and/or mortgaged property that does not contain a seismic report Source Document in the related loan file, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use “NAP” for the “Seismic Report Date” and “PML or SEL (%)” characteristics.

9.	For each Mortgage Loan and/or mortgaged property on the Combined Data File, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use “Yes” for the “Earthquake Insurance Required” characteristic if the “PML or SEL (%)” characteristic on the Combined Data File is greater than or equal to 20%. If the “PML or SEL (%)” characteristic on the Combined Data File is less than 20% or is “NAP” (see Note 8 above), the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use “No” for the “Earthquake Insurance Required” characteristic.

10.	For the purpose of comparing the “Major Tenant Information” characteristics for each mortgaged property on the Combined Data File, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, all as shown on the applicable Source Document. Furthermore, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to consider the tenant that has the later lease expiration date as the larger tenant for tenants with the same square footage and monthly rent, all as shown on the applicable Source Document.

11.	For the purpose of comparing the “Major Tenant Information” characteristics for each mortgaged property on the Combined Data File, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, all as shown on the applicable Source Document.

12.	For the purpose of comparing the “Underwriting Information” characteristics for each mortgaged property on the Combined Data File (except for the “ADR ($)” and “RevPAR ($)” characteristics), the Mortgage Loan Originators, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

13.	The Mortgage Loan Originators, on behalf of the Depositor, instructed us to perform procedures on the “ADR ($)” and “RevPAR ($)” characteristics only for Mortgage Loans and/or mortgaged properties with a “General Property Type” of “Hospitality” on the Combined Data File.

For the purpose of comparing the “ADR ($)” and “RevPAR ($)” characteristics, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use the “most recent” or “trailing 12 month” values on the underwriter’s summary report Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

14.	Citigroup, Cantor and Starwood, on behalf of the Depositor, indicated that the Mortgage Loans listed in Table A3 (each, a “Pari Passu Mortgage Loan”) are each comprised of one or more pari-passu components of a mortgage whole loan (each, a “Whole Loan”), which also has one or more pari-passu components that will not be assets of the Issuing Entity (each, a “Companion Loan”). For each Whole Loan listed in Table A3, the applicable Source Document or other schedule provided by the Mortgage Loan Originators, on behalf of the Depositor (the “Client Provided Schedules,” together with the applicable Source Documents, the “Data Sources”) listed in the “ Data Source” column of Table A3 indicates that the Whole Loan was split into multiple pari-passu components (each, a “Note Component”), which are listed in the “Note Component(s)” column of Table A3.

Table A3:
Whole Loan	Mortgage Loan Originator	Mortgage Loan and Companion Loan(s)	Note Component(s)	Amortization Type	Data Source

OZRE Leased Fee Portfolio	Cantor	Mortgage Loan Companion Loans	A-3, A-6, A-7, A-8 A-1, A-2, A-4, A-5	Interest Only	Schedule provided by Cantor

Hyatt Regency Huntington Beach Resort & Spa	Citigroup	Mortgage Loan Companion Loan	A-1-1 A-1-2, A-2, A-3, A-4, A-5	Interest Only, Then Amortizing	Schedule provided by Citigroup

One Harbor Point Square	Citigroup	Mortgage Loan Companion Loan	A-1 A-2	Interest Only, Then Amortizing	Loan Modification Agreement

Marriott Savannah Riverfront	Cantor	Mortgage Loan Companion Loans	A-1-1, A-2-1 A-1-2, A-2-2, A-3, A-4	Amortizing	Schedule provided by Cantor

Madbury Commons	Cantor	Mortgage Loan Companion Loan	A-2 A-1	Interest Only, Then Amortizing	Draft Loan Modification Agreement(1)

247 Bedford Avenue	Citigroup	Mortgage Loan Companion Loans	A-1 A-2	Interest Only	Schedule provided by Citigroup

Park Place	Citigroup	Mortgage Loan Companion Loans	A-3 A-1, A-2, A-4	Interest Only, Then Amortizing	Schedule provided by Citigroup

Embassy Suites Lake Buena Vista	Starwood	Mortgage Loan Companion Loan	A-2 A-1	Amortizing	Loan Modification Agreement

(1)	Cantor, on behalf of the Depositor, instructed us to treat the draft loan modification agreement Source Document for these Mortgage Loans as fully executed

Exhibit 2 to Attachment A

Notes: (continued)

14. (continued)

For the purpose of comparing the “Original Balance ($)” characteristic for each Pari Passu Mortgage Loan, Citigroup, Cantor and Starwood, on behalf of the Depositor, instructed us to use information on the applicable Data Source listed in the “Data Source” column of Table A3 for the “Note Component(s)” that are listed in the “Note Component(s)” column of Table A3 that are associated with the “Mortgage Loan” portion of each Whole Loan that is listed in the “Mortgage Loan and Companion Loan(s)” column of Table A3.

For the purpose of comparing the “Pari Passu Companion Loan Original Balance (Non-trust)” characteristic for each Pari Passu Mortgage Loan, Citigroup, Cantor and Starwood, on behalf of the Depositor, instructed us to use information on the applicable Data Source listed in the “Data Source” column of Table A3 for the “Note Component(s)” that are listed in the “Note Component(s)” column of Table A3 that are associated with the “Companion Loan(s)” portion of each Whole Loan that is listed in the “Mortgage Loan and Companion Loan(s)” column of Table A3.

Except as described in Table A3 and the preceding two paragraphs of this Note 14, we did not use the Client Provided Schedules for the purpose of comparing the “Original Balance ($)” and “Pari Passu Companion Loan Original Balance (Non-trust)” characteristics for any other Mortgage Loans.

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for the Pari Passu Mortgage Loans with “Amortizing” listed in the “Amortization Type” column of Table A3, Cantor and Starwood, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown on the loan agreement Source Document, based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown on the loan agreement Source Document.

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for the Pari Passu Mortgage Loans with “Amortizing” listed in the “Amortization Type” column of Table A3, Cantor and Starwood, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown on the loan agreement Source Document, based on the ratio of the “Pari Passu Companion Loan Original Balance (Non-trust),” as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown on the loan agreement Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

14. (continued)

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for the Pari Passu Mortgage Loans with “Interest Only, Then Amortizing” listed in the “Amortization Type” column of Table A3 (the “Partial IO Pari Passu Mortgage Loans”), Citigroup and Cantor, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the “Original Interest-Only Period (Mos.)” (as defined in Item 9. of Attachment A) for the related Whole Loan that is shown on the loan agreement Source Document, based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown on the loan agreement Source Document.

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for the Partial IO Pari Passu Mortgage Loans, Citigroup and Cantor, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the “Original Interest-Only Period (Mos.)” for the related Whole Loan that is shown on the loan agreement Source Document based on the ratio of the “Pari Passu Companion Loan Original Balance (Non-trust),” as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown on the loan agreement Source Document.

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for each Pari Passu Mortgage Loan with “Interest Only” listed in the “Amortization Type” column of Table A3, each of which has an “Interest Accrual Method” of “Actual/360” on the Combined Data File, Citigroup and Cantor, on behalf of the Depositor, instructed us to recalculate the “Pari Passu Companion Loan Monthly Debt Service ($)” as 1/12th of the product of:

a.	The “Pari Passu Companion Loan Original Balance (Non-trust),” as shown on the Combined Data File,

b.	The interest rate for the related Companion Loan(s), as shown on the applicable Source Document, and

c.	365/360.

15.	For the purpose of comparing the “Monthly Debt Service ($)” for each Mortgage Loan on the Combined Data File with the “Amortization Type” characteristic as “Interest Only, Then Amortizing” (the “Partial I/O Loans”), except for the Partial IO Pari Passu Mortgage Loans, which are described in Note 14 above, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use the “Monthly Debt Service ($)” after the expiration of the “Original Interest-Only Period (Mos.),” as shown on the applicable loan agreement or loan modification agreement Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

15. (continued)

For the purpose of comparing the “Monthly Debt Service ($)” for each Mortgage Loan on the Combined Data File with the “Amortization Type” characteristic as “Interest Only” (the “Interest Only Loans”), all of which have an “Interest Accrual Method” of “Actual/360” on the Combined Data File, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service ($)” characteristic as 1/12th of the product of:

a.	The “Original Balance ($),” as shown on the Combined Data File,

b.	The “Mortgage Loan Rate (%),” as shown on the Combined Data File, and

c.	365/360.

16.	For the purpose of comparing the “First Due Date” characteristic for each Mortgage Loan on the Combined Data File (except for the Mortgage Loan described in the succeeding paragraph of this Note 16), we were instructed by the Mortgage Loan Originators, on behalf of the Depositor, to assume that the “First Due Date” is the “Due Date” after the end of the first full interest accrual period, as shown on the loan agreement or loan modification agreement Source Document.

For the Mortgage Loan identified on the Combined Data File as “46 Geary Street,” which has an “Origination Date” of 3 May 2016 (and which is an Interest Only Loan), the loan agreement Source Document indicates that the “First Due Date” is 1 July 2016. For this Mortgage Loan, Citigroup, on behalf of the Depositor, instructed us to use “1 June 2016” for the “First Due Date” characteristic, and indicated that an interest-only payment will be remitted to the Issuing Entity on 1 June 2016 in an amount equal to the interest due for the period commencing on 1 May 2016 and ending on 31 May 2016.

17.	For the purpose of comparing the “Lockbox” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use the following definitions:

a.	Hard - the borrower is required to direct the tenants to pay rents directly to a lockbox account controlled by the lender. Hospitality, multifamily and manufactured housing community mortgaged properties are considered to have a hard lockbox if credit card receivables are required to be deposited directly into the lockbox account even though cash, checks or “over the counter” receipts are deposited by the borrower or property manager of the related mortgaged property into the lockbox account controlled by the lender.

b.	Soft - the borrower is required to deposit or cause the property manager to deposit all rents collected into a lockbox account. Hospitality, multifamily and manufactured housing community mortgaged properties are considered to have a soft lockbox if credit card receivables, cash, checks or “over the counter” receipts are deposited into the lockbox account by the borrower or property manager.

Exhibit 2 to Attachment A

Notes: (continued)

17. (continued)

c.	Soft Springing - the borrower is required to deposit, or cause the property manager to deposit, all rents collected into a lockbox account until the occurrence of an event of default or one or more specified trigger events under the loan documents, at which time the lockbox account converts to a “Hard” lockbox.

d.	Springing - a lockbox that is not currently in place, but the loan documents require the imposition of a lockbox account upon the occurrence of an event of default or one or more specified trigger events under the loan documents.

For the Mortgage Loan identified on the Combined Data File as “Winterhaven Square,” the loan agreement Source Document indicates that the lockbox is “Hard” with respect to the “Largest Tenant” and “Soft” for all other tenants at the related mortgaged property. For this Mortgage Loan, Citigroup, on behalf of the Depositor, instructed us to use “Soft” for the “Lockbox” characteristic.

For the purpose of comparing the “Cash Management” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use the following definitions:

a.	In Place - for funds directed into a lockbox, such funds are generally not made immediately available to the borrower, but instead are forwarded to a cash management account controlled by the lender and the funds are disbursed according to the loan documents, with any excess remitted to the borrower (unless an event of default or one or more specified trigger events under the loan documents have occurred and are outstanding) generally on a daily basis.

b.	Springing - until the occurrence of an event of default or one or more specified trigger events under the loan documents, funds in the lockbox are forwarded to an account controlled by the borrower or are otherwise made available to the borrower. Upon the occurrence of an event of default or one or more specified trigger events under the loan documents, funds in the lockbox are forwarded to a cash management account controlled by the lender, and the funds are disbursed according to the loan documents.

18.	For the purpose of comparing the:

a.	Prepayment Provision,

b.	Lockout Period,

c.	Lockout Expiration Date and

d.	Prepayment / Defeasance Begin Date

characteristics for each Pari Passu Mortgage Loan, Citigroup, Cantor and Starwood, on behalf of the Depositor, instructed us to assume that the entire “Loan” (as defined on the applicable loan agreement Source Document) has been securitized.

Exhibit 2 to Attachment A

Notes: (continued)

19.	For the purpose of comparing the “Lockout Expiration Date” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use the day prior to the first “Due Date” which occurs during the defeasance period for Mortgage Loans that allow for defeasance and the day prior to the first “Due Date” which occurs during the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance. If a Mortgage Loan allows for both defeasance and prepayments with yield maintenance, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Lockout Expiration Date” characteristic.

For the purpose of comparing the “Prepayment / Defeasance End Date” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use the day prior to the first “Due Date” which occurs during the open period.

20.	For the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use the first “Due Date” which occurs during the defeasance period for Mortgage Loans that allow for defeasance and the first “Due Date” which occurs during the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance. If a Mortgage Loan allows for both defeasance and prepayments with yield maintenance, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic.

For the purpose of comparing the “Open Period Begin Date” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use first “Due Date” which occurs during the open period.

Exhibit 2 to Attachment A

Notes: (continued)

21.	For the OZRE Leased Fee Portfolio Mortgage Loan, which is a Multiple Property Loan, the ground lease Source Documents contain:

a.	Individual annual ground lease payments for 48 of the 58 Underlying Properties, which total, $10,499,883.03 in the aggregate and

b.	Four annual ground lease payments for 10 of the 58 Underlying Properties (each such annual ground lease payment represents the combined annual ground lease payment for multiple Underlying Properties, as described in Table A4), which total $1,394,680.47 in the aggregate.

Table A4
Underlying Property	Source Document Value(1)	Underlying Property	Provided Value

4870 Sadler Road and 4880 Sadler Road	$510,787.27	4870 Sadler Road	$326,593.89
		4880 Sadler Road	$184,193.38

920 Harvest Drive and 910 Harvest Drive	$359,367.27	920 Harvest Drive	$199,811.56
		910 Harvest Drive	$159,555.71

2221 Dabney Road, 2251 Dabney Road,	$387,540.21	2221 Dabney Road	$120,651.61
2212 Tomlynn Street and 2130 Tomlynn Street		2251 Dabney Road	$103,825.90
		2212 Tomlynn Street	$92,767.51
		2130 Tomlynn Street	$70,295.19

815 East Gate Drive and 817 East Gate Drive	$136,985.72	815 East Gate Drive	$112,488.26
		817 East Gate Drive	$24,497.46

(1)	The “Source Document Value” refers to the combined annual ground lease payment for multiple Underlying Properties, as shown on the applicable ground lease Source Document

For the purpose of comparing the “Annual Ground Lease Payment ($)” characteristic for each Underlying Property that secures the OZRE Leased Fee Portfolio Mortgage Loan, Cantor, on behalf of the Depositor, instructed us to (i) use the individual annual ground lease payment for each Underlying Property described in a. above, as shown on the applicable ground lease Source Document and (ii) use the annual ground lease payment information provided by Cantor, on behalf of the Depositor, that is shown in the “Provided Value” column of Table A4 for each Underlying Property described in b. above.

Exhibit 2 to Attachment A

Notes: (continued)

22.	For the purpose of comparing the:

a.	B Note Original Amount,

b.	Name of Mezzanine Lender,

c.	Mezzanine Debt Original Amount,

d.	Mezzanine Debt Interest Rate,

e.	Mezzanine Debt Maturity Date,

f.	Mezzanine Debt Annual Payment,

g.	Other Subordinate Debt Balance and

h.	Other Subordinate Debt Type

characteristics for each Mortgage Loan on the Combined Data File, either:

i.	The loan agreement and/or loan modification Source Documents describe the existence of any additional debt or

ii.	The Mortgage Loan Originators, on behalf of the Depositor, provided us with certain mezzanine or subordinate loan agreements, intercreditor agreements, B-notes, subordination and standstill agreements and/or other secondary financing documents, if applicable (collectively, the “Secondary Financing Documents”) that describe the existence of any additional debt.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated on the loan agreement and/or loan modification agreement Source Documents or information indicated on the Secondary Financing Documents, we could not determine whether there is other existing secondary financing.

For the purpose of comparing the “Mezzanine Debt Annual Payment” characteristic, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to annualize any mezzanine debt service amounts that are shown as monthly amounts on the applicable Secondary Financing Documents.

23.	For each Mortgage Loan that the Mortgage Loan Originators, on behalf of the Depositor, indicated was included in a previous securitization (the “Previously Securitized Loans”), the Mortgage Loan Originators, on behalf of the Depositor, provided a previous securitization history Bloomberg screenshot (“Bloomberg Screenshot”) or a Trepp mortgage loan transaction summary screenshot (“Trepp Screenshot”). We performed no procedures to determine if any Mortgage Loan for which we were not provided Bloomberg Screenshot or Trepp Screenshot Source Documents relating to the previous securitization history for such Mortgage Loan was included in a previous securitization.

Exhibit 2 to Attachment A

Notes: (continued)

24.	For the purpose of comparing the “Loan Payoff” characteristic for the Mortgage Loan identified on the Combined Data File as “247 Bedford Avenue” (the “247 Bedford Avenue Mortgage Loan”), Citigroup, on behalf of the Depositor, indicated that the “Sponsor” acquired the related mortgaged property as part of a larger acquisition which included other mortgaged properties that do not secure the 247 Bedford Avenue Mortgage Loan. The settlement statement Source Document provided by Citigroup, on behalf of the Depositor, for the acquisition of these mortgaged properties indicated a total “Loan Payoff” of $69,157,200.25 for the acquisition (including the mortgaged properties that do not secure the 247 Bedford Avenue Mortgage Loan). For the 247 Bedford Avenue Mortgage Loan, Citigroup, on behalf of the Depositor, indicated that the portion of this “Loan Payoff” that is related to the 247 Bedford Avenue Mortgage Loan is $20,791,644.87 and instructed us to use this amount for the “Loan Payoff” characteristic.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Mortgage Loan Originators,

on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Control Number
Loan Number
Mortgage Loan Seller
Loan / Property Flag
Administrative Fee Rate (%)
Pari Passu Split (Y/N)
Pari Passu Controlling Piece in Trust?
Pari Passu Description
B Note Cut-Off Date Balance
B Note Interest Rate
B Note Maturity Date
B Note Annual Payment
B Note Balloon Balance

Note:     We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.